Transactions with Related Parties, Former Parent Company (Details) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 14, 2025	Jun. 30, 2025	Dec. 31, 2024
Series A Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares issued (in shares)	2,000,000	2,000,000
Preferred shares, dividend rate	1.00%	1.00%	1.00%
Preferred shares, stated amount (in dollars per share)	$ 25
Preferred shares, par value (in dollars per share)	$ 0.001
Former Parent Company [Member] | Due to Related Parties, Current [Member]
Transactions with Related Parties [Abstract]
Accrued dividend		$ 105,555
Outstanding expenses related to Spin-off and other expenses incurred by Toro		874,553
Former Parent Company [Member] | Series A Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Accrued dividend		$ 105,555